Related Parties and Party-in-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by Plan to parties-in-interest	$ 557,354	$ 579,236
Class B Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases amount	1,162,000	1,577,000
Sales amount	$ 1,359,000	$ 1,134,000